Right of use assets & lease liabilities - Lease liability (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Right of use assets & lease liabilities
Beginning balance	€ 206.3	€ 138.3	€ 183.1
Additions		9.9
Financing cash outflows from lease liabilities	(51.5)	(58.9)	(56.7)
Interest expense	8.8	6.8	3.7
Modification of leases		112.2
Exchange movements	1.0	(2.0)	8.2
Ending balance	€ 164.6	€ 206.3	€ 138.3